Consolidated Balance Sheets - Parenthetical - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Details
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares, Issued	6,928,047	3,333,256
Common Stock, Shares, Outstanding	6,928,047	3,333,256